10. WARRANTS (Details) - WarrantMember - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Beginning Balance	2,933,752	1,421,806
Warrants granted	0	3,239,474
Warrants expired	(5,800)	(8,000)
Warrants exercised	0	(1,719,528)
Ending balance	2,927,952	2,933,752
Warrants outstanding beginning weighted average exercise price	$ 1.88	$ 3.15
Warrants granted weighted average exercise price	0.95
Warrants expired weighted average exercise price	5.00	2.80
Warrants exercised weighted average exercise price	0	1.18
Warrants outstanding ending weighted average exercise price	$ 1.88	$ 1.88